Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
Note 26 - Financial Instruments

A.	Financial risk management policy

The Group’s overall risk management policy focuses on activities to minimize possible negative effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge against certain risk exposures.

The individual responsible for the management of market risks in the Company is the Company’s CFO, who reports to the board of directors and to the financial statements review committee from time to time regarding his activities, in order to reduce the Company’s market risks, and the impact thereof on its operating results.-

The Company’s policy is to reduce the various risks to the extent feasible. The Company directs risk management towards economic exposure only if there is a discrepancy between that exposure and the accounting exposure.

The CFO also reports to the required organs in the Company on an ongoing basis regarding the status of the Company’s liquid balances and the balances of its liabilities, and regarding the composition thereof.

The Company’s activities expose it to various financial risks, as follows:

(1)	Changes in foreign currency exchange rates

Some of the Company’s costs involved in project construction, finance costs, transactions and revenues are denominated in foreign currency, and the Company is therefore exposed to changes in those exchange rates, which affect the feasibility and profitability of the projects. The Company evaluates and makes use, from time to time, of derivative financial instruments, mostly forward transactions and currency options (hedging transactions”), to hedge its economic exposure to changes in foreign currency exchange rates. All of derivative financial instrument below is treated under accounting hedging.

		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	Ruach Beresheet	EUR 11.8	NIS 47.3	January 2024	0.04

Foreign currency forward contracts (1)	Storage 2	USD 34.2	NIS 123.6	January 2024	0.13

(1)	Hedging transaction to hedge against the EUR/NIS exchange rate and the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.

Presented below is a sensitivity analysis which includes current balances of monetary items denominated in foreign currency, and which adjusts the translation thereof at the end of the period, to changes in the foreign currency exchange rate. The sensitivity analysis also includes loans to foreign operations in the Group which are denominated in a currency other than the currency of the lender or the borrower, which do not constitute a part of the net investment in the foreign operation (hereinafter: “loans to foreign operation”). The Company is also exposed to the equity in respect of its share in consolidated companies with a different functional currency from the Company’s functional currency (hereinafter: the “equity of foreign operation”). This exposure is carried to other comprehensive income (hereinafter: “OCI”).

	As of December 31, 2023
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(803)	16,052	803	-

Equity of foreign operations
ILS vs EURO	(43,583)	-	871,663	-	43,583
ILS vs HUF	(367)	-	7,345	-	367
Total effect OCI	(43,950)	-	879,008	-	43,950

	As of December 31, 2022
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(844)	16,874	844	-

EURO vs HRK
Restricted cash	-	84	1,673	(84)	-
Loans to foreign operations	-	174	3,489	(174)	-
Loans from banks	-	(1,399)	(27,974)	1,399	-
Total effect on pre-tax profit	-	(1,985)	(5,938)	1,985	-

Equity of foreign operations
ILS vs EURO	(34,695)	-	693,904	-	34,695
ILS vs HUF	(551)	-	11,015	-	551
ILS vs HRK	(613)	-	12,258	-	613
Total effect on OCI	(35,859)	-	717,177	-	35,859

(2)	Change in index

Consolidated entities in Israel have revenues from electricity which are determined according to a tariff which is updated once per year in accordance with the consumer price index. On the other hand, loans taken out by consolidated entities were made, as much as possible, with the same linkage as the linkage to the electricity tariff. The Company also extended loans to investee entities and liability in respect of deferred consideration arrangement, which are linked to the consumer price index.

The following table presents the group's sensitivity to the index – the effect of a 3% change in the index:

	As of December 31, 2023
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Contract assets	2,982	99,416	(2,982)
Loans to investee entities	188	6,264	(188)
Loans to non-controlling interests	158	5,267	(158)
Loans from banks and other financial institutions	(24,965)	(816,087)	23,972
Other financial liabilities	(78)	(2,591)	78

	(10,814)	(707,731)	10,814

	As of December 31, 2022
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Financial assets measured at fair value through profit or loss	389	12,974	(389)
Contract assets	3,203	106,773	(3,203)
Loans to investee entities	199	6,622	(199)
Loans to non-controlling interests	170	5,680	(170)
Loans from banks and other financial institutions	(15,602)	(791,379)	15,523
Other financial liabilities	(80)	(2,751)	80

	(11,721)	(662,081)	11,642

B.	Financial risk factors

(1)	Presented below is an analysis of financial instruments by linkage bases and currency types

	As of December 31, 2023
	Linked to the EUR	Linked to the USD	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Current assets:
Cash and cash equivalents	82,577	136,633	1,858	-	182,737	403,805
Deposits in banks	5,308	-	-	-	-	5,308
Restricted cash	78,543	16,270	-	-	47,882	142,695
Trade receivables	29,556	340	520	-	12,684	43,100
Other receivables	11,676	-	-	432	4,263	16,371
Other financial assets	-	805	-	-	171	976

	207,660	154,048	2,378	432	247,737	612,255
Non-current assets:
Restricted cash	22,913	-	4,007	-	11,971	38,891
Long term receivables	30,534	-	-	-	6	30,540
Financial assets measured at fair value through profit or loss	53,466	-	-	-	-	53,466
Loans to equity-accounted entities	3,036	-	-	6,264	26,578	35,878
Other financial assets	70,398	-	4,193	4,835	-	79,426

	180,347	-	8,200	11,099	38,555	238,201
Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(63,819)	(212,202)	(1,759)	(46,886)	-	(324,666)
Trade payables	(9,663)	(94,445)	(20)	-	(1,446)	(105,574)
Other payables	(20,796)	(15,503)	(1,894)	(1,571)	(49,264)	(89,028)
Current maturities in respect of Debentures	-	-	-	-	(26,233)	(26,233)
Current maturities of lease liability	(1,751)	-	(102)	(6,221)	(39)	(8,113)
Financial liabilities measured at fair value through profit or loss	-	(13,860)	-	-	-	(13,860)
Other financial liabilities	-	(1,224)	-	-	-	(1,224)

	(96,029)	(337,234)	(3,775)	(54,678)	(76,982)	(568,698)

Non-current liabilities:
Debentures	-	-	-	-	(293,751)	(293,751)
Convertible Debentures	-	-	-	-	(130,566)	(130,566)
Loans from banks and other financial institutions	(645,265)	(116,151)	(32,229)	(767,810)	(141,470)	(1,702,925)
Loans from non-controlling interests	(80,006)	-	-	-	(12,744)	(92,750)
Lease liability	(35,464)	-	(1,395)	(82,306)	(319)	(119,484)
Employee benefits	-	(4,784)	-	-	-	(4,784)
Financial liabilities through profit or loss	-	(32,113)	-	(2,411)	-	(34,524)
Other financial liabilities	-	(62,020)	-	-	-	(62,020)

	(760,735)	(215,068)	(33,624)	(852,527)	(578,850)	(2,440,804)

Total assets (liabilities), net	(468,947)	(398,254)	(26,821)	(895,674)	(369,540)	(2,159,236)

	As of December 31, 2022
	Linked to the EUR	Linked to the USD	Linked to the HRK*	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Current assets:
Cash and cash equivalents	56,327	1,582	49,535	2,752	-	83,673	193,869
Deposits in banks	4,054	-	-	-	-	-	4,054
Restricted cash	16,551	-	3,732	558	-	71,262	92,103
Financial assets measured at fair value through profit or loss	-	366	-	-	12,974	20,555	33,895
Trade receivables	29,074	785	601	325	-	9,037	39,822
Other receivables	880	-	-	-	427	4,872	6,179
Current maturities of loans to investee entities	-	-	-	-	432	-	13,893
Other financial assets	-	-	-	-	-	1,493	1,493

	106,886	2,733	53,868	3,635	13,401	204,785	385,308

Non-current assets:
Restricted cash	20,140	-	1,281	3,782	-	13,525	38,728
Long term receivables	4,765	-	-	-	-	2	4,767
Financial assets measured at fair value through profit or loss	42,918	-	-	-	-	-	42,918
Loans to equity-accounted entities	3,429	-	-	-	6,622	4,133	14,184
Other financial assets	78,811	-	-	10,332	5,253	-	94,396

	150,063	-	1,281	14,114	11,875	17,660	194,993
Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(54,071)	(75,576)	(1,585)	(1,535)	(32,860)	-	(165,627)
Trade payables	(13,532)	(15,495)	-	(68)	-	(5,543)	(34,638)
Other payables	(20,920)	(15,567)	(1,242)	(240)	(1,143)	(28,925)	(68,037)
Current maturities in respect of Debentures	-	-	-	-	-	(15,832)	(15,832)
Current maturities of lease liability	(1,528)	-	-	(80)	(4,202)	(40)	(5,850)
Financial liabilities measured at fair value through profit or loss	-	(35,283)	-	-	-	-	(35,283)
other financial liabilities	(50,255)	-	-	-	-	-	(50,255)

	(140,306)	(141,921)	(2,827)	(1,923)	(38,205)	(50,340)	(375,522)

Non-current liabilities:
Debentures	-	-	-	-	-	(238,520)	(238,520)
Convertible Debentures	-	-	-	-	-	(131,385)	(131,385)
Loans from banks and other financial institutions	(572,166)	(42,797)	(14,358)	(32,193)	(757,543)	-	(1,419,057)
Loans from non-controlling interests	(76,787)	-	-	-	-	(14,121)	(90,908)
Lease liability	(33,769)	-	-	(1,134)	(58,535)	(335)	(93,773)
Employee benefits	-	(12,238)	-	-	-	-	(12,238)
Financial liabilities through profit or loss	-	(45,484)	-	-	(2,584)	-	(48,068)

	(682,722)	(100,519)	(14,358)	(33,327)	(818,662)	(384,361)	(2,033,949)

Total assets (liabilities), net	(566,079)	(239,707)	37,964	(17,501)	(831,591)	(212,256)	(1,829,170)

*On December 31, 2022 the EURO currency replaces the HRK

(2)	Interest rate risk

Change in interest rates

Interest rate risk is due to loans bearing variable interest rates, which expose the Company to cash flow risk.

The following table presents the group's values of financial instruments which are exposed to cash flow risks in respect of interest rate changes which are not hedged in interest rate swap transactions and their sensitivity to the change of interest rate – the effect of a 2% change in the interest rate:

	As of December 31, 2023
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(1,805)	(90,259)	1,805
SOFR-linked credit from banks (1)	-	(116,151)	-

	(1,805)	(206,410)	1,805

	As of December 31, 2022
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(895)	(44,764)	895
SOFR-linked credit from banks (1)	-	(118,373)	-

	(895)	(163,137)	895

(1)
The company has loans which are linked to the SOFR interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facility, and have no impact on the Company’s results.

Interest rate swaps:

Through interest rate swaps, the Group engages in contracts to swap the differences between the amounts of fixed and variable interest rates, which are calculated in respect of agreed-upon stated principal amounts. These contracts allow the Group to reduce the cash flow exposure of debt issued at variable interest. The fair value of the interest rate swaps at the end of the reporting period is determined by discounting the future cash flows using the yield curves at the end of the reporting period, and the credit risk in the contract.

All interest rate swaps which replace variable interest rates with fixed interest rates are intended to hedge cash flows in order to reduce the Group’s exposure to cash flows from variable interest rates on loans.

The following table specifies the interest rate swap contracts which were designated as hedging instruments, which exist as of the end of the reporting period:

	Interest rates		Par value	Repayment date	Carrying value
Hedged contract	Original	After hedging	Thousands	Final	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	18,153 EURO 20,078 USD	31/03/2031	1,218
Loan to finance the Picasso project	3 month Euribor	1.08%	71,205 EURO 78,755 USD	31/03/2039	5,425
Loan to finance the Gecama project	6 month Euribor	0.147%	144,850 EURO 160,210 USD	30/06/2035	24,174
Loan to finance the Attila projects	3 month Bubor	1.445%-3.7%	12,346,053 HUF 35,674 USD	31/12/2030	4,193
Loan to finance the Bjorn project	6 month Euribor	0.526%	162,111 EURO 179,301 USD	30/06/2041	28,198
Loan to finance the Atrisco project - PV	6 month Sofer	4.0858%	112,383 USD	30/09/2048	(7,217)

During the years 2023 and 2022, profit (loss) net of tax in the amount of USD (23,380) thousand and USD 61,853 thousand, respectively, were recognized under other comprehensive income, in respect of the effectiveness of the cash flow hedge as a hedge against the cash flow risk in respect of interest rates.

Deal Contingent Hedge (“DCH”):

The DCH is intended to hedge expected cash flows exposure to changes in the variable interest rate, at which a senior debt is expected to be issued. In other words, it will lock in the forward fixed interest rate associated with future interest payments on the expected issuance of senior debt. The DCH provides protection from interest rate movements between the hedging date and the financial closing date while not retaining any obligation (or rights) under the DCH if the financial closing does not occur up to the long stop date as defined in the agreement.

The following table specifies the Deal Contingent Hedge contracts which were designated as hedging instruments, which exist as of the end of the reporting period:

Hedged contract	Interest rates After hedging	Par value Thousands	Repayment date	Carrying value USD in thousands
Loan to finance the Atrisco project - BESS	3.8249%	140,332 USD	30/06/2044	(5,539)

(3)	Credit risk

Credit risk refers to the risk that the counterparty will not fulfill its contractual obligations, and will cause the Group to incur financial loss. Upon the initial engagement, the Group estimates the quality of the credit which is given to the customer. The restrictions which are attributed to the Group’s customers are evaluated once per year, or more frequently, based on new information which has been received, and on its fulfillment of previous debt payments.

The Group measures the credit loss provision in respect of trade receivables according to the probability of insolvency throughout the instrument’s entire lifetime, and for contract assets in respect of concession arrangements (see Note 8) according to the probability of insolvency during the coming 12 months. In light of the fact that the Company’s customers are large, financially strong entities, mostly with regulatory support, the probability of insolvency is low, and the Company believes that the expected credit losses in respect of them are insignificant.

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Company.

(4)	Liquidity risk

The cash flow forecast is prepared by the Company’s finance department, both on the level of the various entities in the Group, and in consolidated terms. The finance department evaluates current forecasts of liquidity requirements in the Group in order to verify that sufficient cash is available for operating requirements, and while ensuring that the Company does not deviate from the credit facilities and financial covenants in respect of its credit facilities.

The Group’s forecasts take into account several factors, such as financing sources for expected investments and for debt service, which include, inter alia, cash flows from operating activities and from the realization of projects which the Company owns, and raisings of equity and debt which include, inter alia, rights issues, long-term loans and debentures. The Group’s forecasts also take into account the fulfillment of obligatory financial covenants, the fulfillment of certain liquidity ratio targets, and the fulfillment of external requirements such as laws or regulations, when relevant.

The cash surplus which is held by the Group’s entities, which are not required in order to finance the activity as part of working capital, are invested in stable investment channels such as fixed period deposits, and other stable channels. These investment channels are chosen according to the desired repayment period, or according to their liquidity, such that the Group has sufficient cash balances, in accordance with the foregoing forecasts.

Presented below are details regarding the Company’s liabilities segmented by repayment years, except for current items in the statement of financial position, such as trade and other payables, which are expected to be repaid according to their carrying values during the coming year:

	As of December 31, 2023(**)
						After
	2024	2025	2026	2027	2028	2028	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(417)	(398)	(342)	(342)	(342)	(2,430)	(4,271)
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	(27,564)	(4,143)	(12,237)	-	-	-	(43,944)
Liability in respect of put option	-	-	-	-	-	(25,372)	(25,372)
Loans from non-controlling interests	(4,492)	(12,482)	(13,074)	(11,709)	(12,460)	(57,862)	(112,079)
Debentures(*)	(36,510)	(54,135)	(161,232)	(55,563)	(102,804)	(54,006)	(464,250)
Credit and loans from banks and other financial institutions (*)	(366,969)	(173,269)	(166,445)	(209,582)	(214,636)	(1,379,280)	(2,510,181)
lease back liability	(3,520)	(3,547)	(3,555)	(3,610)	(3,570)	(60,152)	(77,954)
Lease liability	(7,584)	(7,147)	(7,018)	(6,969)	(6,868)	(66,512)	(102,098)

	(447,056)	(255,121)	(363,903)	(287,775)	(340,680)	(1,645,614)	(3,340,149)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.
(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

C.	Fair value

(1)	Details of assets and liabilities which are measured in the statement of financial position at fair value:

For the purpose of measuring the fair value of assets or liabilities, the Group classifies them according to a hierarchy which includes the following three levels:

-	Level 1: Quoted (unadjusted) prices in active markets for identical properties or identical liabilities as those to which the entity has access on the measurement date.

-	Level 2: Inputs, except for quoted prices which are included in level 1, which are observable in respect of the asset or liability, directly or indirectly.

-	Level 3: Unobservable inputs in respect of the asset or liability.

The classification of assets or liabilities which are measured at fair value is based on the lowest level at which significant use was made for the purpose of measuring the fair value of the asset or liability, in their entirety.

Presented below are details regarding the Group’s assets and liabilities which are measured in the Company’s statement of financial position at fair value periodically, in accordance with their measurement levels.

Details regarding fair value measurement at Level 3

Valuation method for
Financial instrument	determining fair value
Non-marketable shares measured at fair value through profit or loss	Fair value measured using a valuation method that includes the discounted cash flow method

Performance-based (“earn out”) contingent consideration	Fair value measured using the discounted cash flow method

The tables hereunder presents the fair value of the financial instruments that are measured at fair value in accordance to the fair value hierarchy:

As of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Contracts in respect of forward transactions	-	171	-	171

Interest rate swaps	-	63,208	-	63,208

Non-marketable shares measured at fair value through profit or loss	-	-	53,466	53,466

Transactions to peg electricity prices swap (CFD differences contract)	-	11,384	-	11,384

Financial liabilities at fair value:

Interest rate swaps	-	(7,217)	-	(7,217)

Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	-	-	(22,941)	(22,941)

Deal contingent hedge	-	(5,539)	-	(5,539)

As of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Financial assets measured at fair value through profit or loss	33,895	-	-	33,895

Contracts in respect of forward transactions	-	1,493	-	1,493

Interest rate swaps	-	89,143	-	89,143

Non-marketable shares measured at fair value through profit or loss	-	-	42,918	42,918

Financial liabilities at fair value:

Transactions to peg electricity prices swap (CFD differences contract)	-	(50,255)	-	(50,255)

Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	-	-	(52,972)	(52,972)

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

	2023	2022
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as of January 1	42,918	28,682
Investment	5,682	10,824
Revaluation (*)	2,940	4,868
Translation differences	1,926	(1,456)
Balance as of December 31	53,466	42,918

	2023	2022
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as of January 1	(52,972)	(61,362)
Revaluation	25,377	6,678)
Repayment	4,654	1,712
Balance as of December 31	(22,941)	(52,972)

(*)	Under financing income and expenses.

(2)	Fair value of items which are not measured at fair value in the statement of financial position:

Except as specified in the following table, the Company believes that the carrying value of items which are not measured at fair value, including loans from non-controlling interests, is approximately identical to their fair value.

		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2023	2022	2023	2022
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures	Level 1	454,091	388,498	430,889	364,203

Loans from banks and other financial institutions (1)	Level 3	1,305,642	1,200,199	876,561	908,964

Liability in respect of deferred consideration arrangement (1)	Level 3	2,591	2,750	3,019	3,602

(1)
Fair value is determined according to the present value of future cash flows, discounted by an interest rate which reflects, according to the assessment of management, the change in the credit margin and risk level which occurred during the period.

D.	Other financial assets, Other financial liabilities, Financial assets at fair value through profit or loss and Financial liabilities through profit or loss

	December 31	December 31
	2023	2022
	USD in thousands	USD in thousands
Current assets
Other financial assets
Contracts in respect of forward transactions	171	1,493
Interest rate swaps	805
Non-current assets
Other financial assets
Loans to non-controlling interests	4,834	5,253
Transactions to peg electricity prices swap (CFD differences contract)	11,384	-
Interest rate swaps	63,208	89,143

	80,403	95,889
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	-	(50,255)
Interest rate swaps	(154)	-
lease back liability	(1,070)	-
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”) (1)	(13,860)	(35,282)
Liability in respect of deferred consideration arrangement (2)	(180)	(167)
Non-current liabilities
Other financial liabilities
Interest rate swaps	(7,868)	-
Deal contingent hedge	(5,539)	-
lease back liability	(48,613)	-
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,411)	(2,584)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option (1)	(32,113)	(45,484)

	(111,808)	(133,772)

(1)	For additional details, see Note 7A(1).

(2)
The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 11), as of December 31, 2023 and 2022, amounted to USD 2,591 thousand and USD 2,750 thousand, respectively.